Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026
C000146951
Average Annual Return [Line Items]
Average Annual Return, Percent	5.63%	3.58%	5.74%
C000146952
Average Annual Return [Line Items]
Average Annual Return, Percent	9.67%	3.95%	5.68%
C000058062
Average Annual Return [Line Items]
Average Annual Return, Percent	3.39%	3.13%	4.65%
C000058060
Average Annual Return [Line Items]
Average Annual Return, Percent	7.31%	3.49%	4.60%
Without Sales Load [Member] | C000146953
Average Annual Return [Line Items]
Average Annual Return, Percent	11.64%	4.96%	6.58%
Without Sales Load [Member] | C000146951
Average Annual Return [Line Items]
Average Annual Return, Percent	11.48%	4.70%	6.31%
Without Sales Load [Member] | C000146952
Average Annual Return [Line Items]
Average Annual Return, Percent	10.67%	3.95%	5.68%
Without Sales Load [Member] | C000166008
Average Annual Return [Line Items]
Average Annual Return, Percent	11.69%	5.01%	6.63%
Without Sales Load [Member] | C000058061
Average Annual Return [Line Items]
Average Annual Return, Percent	9.39%	4.51%	5.48%
Without Sales Load [Member] | C000058062
Average Annual Return [Line Items]
Average Annual Return, Percent	9.12%	4.25%	5.21%
Without Sales Load [Member] | C000058060
Average Annual Return [Line Items]
Average Annual Return, Percent	8.31%	3.49%	4.60%
Without Sales Load [Member] | C000182622
Average Annual Return [Line Items]
Average Annual Return, Percent	9.44%	4.58%	5.53%
MSCI World Index (Net)
Average Annual Return [Line Items]
Average Annual Return, Percent	20.41%	11.19%	12.73%
MSCI World Index (Net)
Average Annual Return [Line Items]
Average Annual Return, Percent	20.41%	11.19%	12.73%
MSCI World Index (Net)
Average Annual Return [Line Items]
Average Annual Return, Percent	20.41%	11.19%	12.73%
MSCI World Index (Net)
Average Annual Return [Line Items]
Average Annual Return, Percent	20.41%	11.19%	12.73%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.71%	(0.40%)	1.35%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.71%	(0.40%)	1.35%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.71%	(0.40%)	1.35%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.71%	(0.40%)	1.35%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.71%	(0.40%)	1.35%
50% MSCI World High Dividend Index (Net)/50% Bloomberg U.S. High Yield 2% Issuer Capped Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	50% MSCI World High Dividend Index (Net)/50% Bloomberg U.S. High Yield 2% Issuer Capped Index
Average Annual Return, Percent	14.16%	6.75%	7.28%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.71%	(0.40%)	1.35%
50% MSCI World High Dividend Index (Net)/50% Bloomberg U.S. High Yield 2% Issuer Capped Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	50% MSCI World High Dividend Index (Net)/50% Bloomberg U.S. High Yield 2% Issuer Capped Index
Average Annual Return, Percent	14.16%	6.75%	7.28%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.71%	(0.40%)	1.35%
50% MSCI World High Dividend Index (Net)/50% Bloomberg U.S. High Yield 2% Issuer Capped Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	50% MSCI World High Dividend Index (Net)/50% Bloomberg U.S. High Yield 2% Issuer Capped Index
Average Annual Return, Percent	14.16%	6.75%	7.28%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.71%	(0.40%)	1.35%
50% MSCI World High Dividend Index (Net)/50% Bloomberg U.S. High Yield 2% Issuer Capped Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	50% MSCI World High Dividend Index (Net)/50% Bloomberg U.S. High Yield 2% Issuer Capped Index
Average Annual Return, Percent	14.16%	6.75%	7.28%
33.34% MSCI World High Yield Dividend Index (Net)/33.33% Bloomberg U.S. Aggregate Bond Index/33.33% Bloomberg U.S. Corporate
Average Annual Return [Line Items]
Average Annual Return, Percent	10.25%	4.36%	5.35%
MSCI World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Average Annual Return, Percent	20.41%	11.19%	12.73%
50% MSCI World Index (Net)/50% Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	50% MSCI World Index (Net)/50% Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	11.40%	5.43%	7.14%
33.34% MSCI World High Yield Dividend Index (Net)/33.33% Bloomberg U.S. Aggregate Bond Index/33.33% Bloomberg U.S. Corporate
Average Annual Return [Line Items]
Average Annual Return, Percent	10.25%	4.36%	5.35%
MSCI World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Average Annual Return, Percent	20.41%	11.19%	12.73%
50% MSCI World Index (Net)/50% Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	50% MSCI World Index (Net)/50% Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	11.40%	5.43%	7.14%
33.34% MSCI World High Yield Dividend Index (Net)/33.33% Bloomberg U.S. Aggregate Bond Index/33.33% Bloomberg U.S. Corporate
Average Annual Return [Line Items]
Average Annual Return, Percent	10.25%	4.36%	5.35%
MSCI World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Average Annual Return, Percent	20.41%	11.19%	12.73%
50% MSCI World Index (Net)/50% Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	50% MSCI World Index (Net)/50% Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	11.40%	5.43%	7.14%
33.34% MSCI World High Yield Dividend Index (Net)/33.33% Bloomberg U.S. Aggregate Bond Index/33.33% Bloomberg U.S. Corporate
Average Annual Return [Line Items]
Average Annual Return, Percent	10.25%	4.36%	5.35%
MSCI World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Average Annual Return, Percent	20.41%	11.19%	12.73%
50% MSCI World Index (Net)/50% Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	50% MSCI World Index (Net)/50% Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	11.40%	5.43%	7.14%